Segment and Geographical Information - Summary of External Revenues by Geographic Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 209,478	$ 159,290	$ 115,818
Revenue percentage	100.00%	100.00%	100.00%
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 149,064	$ 148,768	$ 106,361
Revenue percentage	71.20%	93.40%	91.80%
USA
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 45,982	$ 0	$ 0
Revenue percentage	21.90%	0.00%	0.00%
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 14,432	$ 10,522	$ 9,457
Revenue percentage	6.90%	6.60%	8.20%